FINANCIAL INSTRUMENTS - Fair value of Debt Instruments (Parenthetical) (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Stated interest rate	7.00%
Summit Holdings | 5.5% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Stated interest rate	5.50%	5.50%	5.50%
Debt face amount	$ 300,000,000.0	$ 300,000,000.0	$ 300,000,000.0
Summit Holdings | 5.75% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Stated interest rate	5.75%	5.75%	5.75%
Debt face amount	$ 500,000,000.0	$ 500,000,000.0	$ 500,000,000.0